Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal Outstanding	$ 107.0			$ 450.0
Deferred Finance Charges	(10.0)			(4.9)
Carrying Value Short-Term Debt	97.9			445.9
PPL Delivery Financing
Debt Instrument [Line Items]
Short-Term Debt	62.0			60.0
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Short-Term Debt	25.0			20.0
Short-Term Debt, Fee Amount	0.5			0.4
New DNB Facility
Debt Instrument [Line Items]
Principal		$ 175.0	$ 150.0
Short-Term Debt	20.0			20.0
Short-Term Debt, Fee Amount	0.4			0.4
$350m Convertible Bonds
Debt Instrument [Line Items]
Principal				350.0
Short-Term Debt	$ 0.0			$ 350.0